UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2005
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            11/11/2005
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        109

Form 13f Information Table Value Total:                   23500020
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anheuser-Busch Companies, Inc. COM              035229103   316525  7354200 SH       SOLE                  6256200           1098000
                                                            269228  6255300 SH       DEFINED 01            6255300
                                                               473    11000 SH       OTHER                   11000
Aon Corp                       COM              037389103   925701 28856007 SH       SOLE                 23514007           5342000
                                                            469234 14627000 SH       DEFINED 01           14627000
                                                              1251    39000 SH       OTHER                   39000
Cemex SA - ADR                 COM              151290889  1192897 22808744 SH       SOLE                 18827629           3981115
                                                            721916 13803362 SH       DEFINED 01           13803362
                                                               869    16625 SH       OTHER                   16625
Comcast Corp Cl A              COM              20030N101   103780  3532330 SH       SOLE                  2587399            944931
                                                             49035  1668996 SH       DEFINED 01            1668996
                                                                38     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   663483 23053624 SH       SOLE                 19674624           3379000
                                                            367204 12759000 SH       DEFINED 01           12759000
                                                               878    30500 SH       OTHER                   30500
DIRECTV Group, Inc.            COM              25459L106   836015 55808744 SH       SOLE                 46835390           8973354
                                                            414062 27641000 SH       DEFINED 01           27641000
                                                               972    64908 SH       OTHER                   64908
Dell, Inc.                     COM              24702R101   797578 23321000 SH       SOLE                 19014000           4307000
                                                            502398 14690000 SH       DEFINED 01           14690000
                                                              1060    31000 SH       OTHER                   31000
Deltic Timber Corp             COM              247850100     2551    55400 SH       SOLE                                      55400
                                                             48905  1062000 SH       DEFINED 01            1062000
Diageo Plc - ADR               COM              25243Q205    21458   369900 SH       SOLE                   322900             47000
Discovery Holding Company      COM              25468Y107   166296 11516310 SH       SOLE                 10120110           1396200
                                                            228692 15837404 SH       DEFINED 01           15837404
                                                               140     9700 SH       OTHER                    9700
Everest Re Group Ltd.          COM              G3223R108   210465  2149800 SH       SOLE                  1913800            236000
                                                            149816  1530300 SH       DEFINED 01            1530300
FedEx Corp.                    COM              31428X106   488028  5601150 SH       SOLE                  4490550           1110600
                                                            464020  5325600 SH       DEFINED 01            5325600
                                                              2079    23866 SH       OTHER                   23866
First Horizon National Corp    COM              320517105      872    24000 SH       SOLE                    24000
General Motors                 COM              370442105   789692 25798481 SH       SOLE                 21239281           4559200
                                                            435886 14240000 SH       DEFINED 01           14240000
                                                               852    27833 SH       OTHER                   27833
Hasbro Inc                     COM              418056107   198803 10117200 SH       SOLE                  8410600           1706600
                                                            132186  6727000 SH       DEFINED 01            6727000
Hilb, Rogal & Hobbs Co.        COM              431294107     2724    73000 SH       SOLE                                      73000
                                                            131605  3526400 SH       DEFINED 01            3526400
Hollinger International, Inc.  COM              435569108      232    23700 SH       SOLE                                      23700
                                                             14496  1479200 SH       DEFINED 01            1479200
IHOP Corp.                     COM              449623107    19922   489000 SH       SOLE                   287000            202000
                                                            121328  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    30522  3786800 SH       SOLE                  2792500            994300
                                                            117755 14609800 SH       DEFINED 01           14609800
Knight Ridder                  COM              499040103   213920  3645539 SH       SOLE                  2974839            670700
                                                            174473  2973300 SH       DEFINED 01            2973300
                                                               634    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   782695 29336397 SH       SOLE                 23978397           5358000
                                                            133534  5005034 SH       DEFINED 01            5005034
                                                              1041    39000 SH       OTHER                   39000
Level 3 Communications         COM              52729N100   106110 45736918 SH       SOLE                 39923763           5813155
                                                            251085 108226271SH       DEFINED 01          108226271
Liberty Media Corporation      COM              530718105   706944 87819100 SH       SOLE                 74401100          13418000
                                                            385494 47887448 SH       DEFINED 01           47887448
                                                               894   111000 SH       OTHER                  111000
Millea Holdings, Inc. ADR      COM              60032R106   192771  2384600 SH       SOLE                  1866000            518600
Molson Coors Brewing Co        COM              60871R209   120582  1883800 SH       SOLE                  1776800            107000
                                                            260559  4070600 SH       DEFINED 01            4070600
NTT Docomo, Inc. ADR           COM              62942M201    62344  3467400 SH       SOLE                  2444400           1023000
Neiman Marcus Group Class B    COM              640204301   132175  1324000 SH       DEFINED 01            1324000
Nestle S A ADR                 COM              641069406    12257   166780 SH       SOLE                   166780
News Corp Inc.                 COM              65248E203    44385  2689996 SH       SOLE                  2453996            236000
                                                            124364  7537240 SH       DEFINED 01            7537240
Nippon Telegraph and Telephone COM              654624105    12412   500100 SH       SOLE                   465100             35000
Odyssey Re Holdings Corp       COM              67612W108    20187   790400 SH       SOLE                   297400            493000
                                                             21551   843800 SH       DEFINED 01             843800
                                                               306    12000 SH       OTHER                   12000
PepsiAmericas. Inc.            COM              71343P200    24685  1086000 SH       SOLE                   911000            175000
                                                            119626  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   272841  4967968 SH       SOLE                  3953768           1014200
                                                            647869 11796600 SH       DEFINED 01           11796600
                                                               989    18000 SH       OTHER                   18000
Ruddick Corp.                  COM              781258108    78234  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   277376 14993300 SH       SOLE                 12039300           2954000
Service Corporation Internatio COM              817565104     2031   245000 SH       SOLE                                     245000
                                                            117751 14204000 SH       DEFINED 01           14204000
Shaw Communications, Inc. Clas COM              82028K200   180864  8624900 SH       SOLE                  6598700           2026200
                                                            346542 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   186986  4794515 SH       SOLE                  4017715            776800
                                                             60583  1553400 SH       DEFINED 01            1553400
                                                               351     9000 SH       OTHER                    9000
Telephone & Data Systems, Inc. COM              879433860   391389 10423152 SH       SOLE                  8049815           2373337
                                                            211917  5643600 SH       DEFINED 01            5643600
                                                               338     9000 SH       OTHER                    9000
USI Holdings Corporation       COM              90333H101      656    50500 SH       SOLE                                      50500
                                                             30982  2385076 SH       DEFINED 01            2385076
Vail Resorts, Inc.             COM              91879Q109    29346  1020717 SH       DEFINED 01            1020717
Vivendi Universal ADR          COM              92851S204   668848 20435310 SH       SOLE                 16178910           4256400
                                                            135564  4141900 SH       DEFINED 01            4141900
                                                              1440    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106   861589 35706137 SH       SOLE                 29891637           5814500
                                                            445560 18465000 SH       DEFINED 01           18465000
                                                              1110    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   596791 20859528 SH       SOLE                 16897728           3961800
                                                            290709 10161100 SH       DEFINED 01           10161100
                                                              1034    36132 SH       OTHER                   36132
Willis Group Holdings Ltd      COM              G96655108   213622  5689000 SH       SOLE                  5203000            486000
                                                            229017  6099000 SH       DEFINED 01            6099000
Yum! Brands, Inc.              COM              988498101   557375 11513628 SH       SOLE                  9653628           1860000
                                                            595346 12298000 SH       DEFINED 01           12298000
                                                              1113    23000 SH       OTHER                   23000
Fairfax Financial Holdings Ltd COM              303901102   338902  1952980 SH       SOLE                  1613180            339800
                                                            311662  1796000 SH       DEFINED 01            1796000
Level 3 Communications, Inc. C CONV             52729NAG5     9757 18630000 PRN      SOLE                  9950000           8680000
                                                             55499 105964000PRN      DEFINED 01          105964000
Level 3 Communications, Inc. C CONV             52729NAS9    23535 45810000 PRN      SOLE                 28710000          17100000
                                                              5548 10800000 PRN      DEFINED 01           10800000